Item 1. Report to Shareholders

T. Rowe Price Prime Reserve Portfolio
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Prime Reserve Portfolio
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Prime Reserve Portfolio
--------------------------------------------------------------------------------
                                                                 As of 12/31/03
                                                                 --------------

Prime Reserve Portfolio                                    $             13,115

Lipper Variable Annuity Underlying
Money Market Funds Average                                 $             13,011


                                   Lipper Variable Annuity
                                   Underlying Money Market        Prime Reserve
                                            Funds Average             Portfolio

12/31/96                                   $        10,000      $        10,000

12/97                                               10,518               10,533

12/98                                               11,059               11,090

12/99                                               11,588               11,632

12/00                                               12,285               12,342

12/01                                               12,751               12,837

12/02                                               12,922               13,026

12/03                                               13,011               13,115


Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 12/31/03            1 Year           5 Years             12/31/96

Prime Reserve Portfolio           0.69%               3.41%                3.95%

Lipper Variable Annuity
Underlying Money Market
Funds Average                     0.64                3.28                 3.83

Past performance cannot guarantee future results. Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.

Dear Shareholder

Reflecting low money market rates, your portfolio returned 0.69% in 2003. It outperformed the Lipper average of similarly managed portfolios during the period due primarily to an emphasis on higher-yielding money market securities as interest rates declined.

Interest Rate Levels

6-Month Treasury Bill
3-Month Treasury Bill
Federal Funds Target Rate

                                  6-Month             3-Month
                                  Treasury            Treasury    Federal Funds
                                  Bill                Bill          Target Rate

12/31/02                          1.20                1.19                 1.25

                                  1.18                1.17                 1.25

                                  1.18                1.19                 1.25

3/03                              1.11                1.11                 1.25

                                  1.14                1.11                 1.25

                                  1.08                1.10                 1.25

6/03                              0.96                0.85                 1.00

                                  1.01                0.94                 1.00

                                  1.04                0.97                 1.00

9/03                              1.00                0.94                 1.00

                                  1.03                0.95                 1.00

                                  1.03                0.93                 1.00

12/31/03                          1.01                0.92                 1.00

As you know, the investment objectives of the portfolio are preservation of capital, liquidity, and, consistent with these, the highest possible current income by investing primarily in high-quality money market securities.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                     12/31/02             12/31/03

Price Per Share                            $          1.00      $          1.00

Dividend Yield
(7-Day Simple) *                                      1.04%                0.59%

Weighted Average
Maturity (days)                                         60                   62

Weighted Average
Quality **                                      First Tier           First Tier

* Dividends earned for the last seven days of the period indicated are annualized and divided by the fund's net asset value at the end of the period.

**All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

Note: A money fund's yield more closely reflects its current earnings than the total return.

As shown in the Portfolio Characteristics table, the portfolio's weighted average maturity rose from 60 days to 62 days during its fiscal year. Its simple seven-day dividend yield declined from 1.04% to 0.59%, reflecting the decline in money market rates during that period. The portfolio's price per share remained steady at $1.00, and its weighted average quality remained very high because we continued to focus primarily on money market instruments with the highest credit quality.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman
January 20, 2004

Financial Highlights

T. Rowe Price Prime Reserve Portfolio

Certified Annual Report

                                 For a share outstanding throughout each period
                      ---------------------------------------------------------
                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01  12/31/00      12/31/99
NET ASSET
VALUE

Beginning
of period            $   1.000   $   1.000   $   1.000 $   1.000     $   1.000

Investment
activities
  Net investment
  income (loss)          0.007       0.015       0.039     0.059         0.048

Distributions
  Net investment
  income                (0.007)     (0.015)     (0.039)   (0.059)       (0.048)

NET ASSET
VALUE
End of
period               $   1.000   $   1.000   $   1.000 $   1.000     $   1.000
                     ---------------------------------------------------------

Ratios/Supplemental
Data

Total return^             0.69%       1.47%       4.01%     6.10%         4.89%

Ratio of total
expenses to
average net assets        0.55%       0.55%       0.55%     0.55%         0.55%

Ratio of net
investment
income (loss)
to average
net assets                0.69%       1.47%       3.88%     5.93%         4.79%

Net assets,
end of period
(in thousands)       $  21,404   $  25,628   $  26,002 $  21,877     $  19,745

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ss.

T. Rowe Price Prime Reserve Portfolio

Certified Annual Report

December 31, 2003

                                                       Par                Value
--------------------------------------------------------------------------------
                                                              ($000's)

CERTIFICATES OF DEPOSIT - DOMESTIC *  7.0%

American Express Centurion Bank
    1.09%, 1/8/04                                      400                  400

Mercantile Safe Deposit & Trust
    1.15%, 4/27 - 7/29/04                              350                  350

    1.30%, 3/29/04                                     250                  250

Wilmington Trust, 1.14%, 3/22/04                       500                  500

Total Certificates of Deposit - Domestic *
(Cost  $1,500)                                                            1,500

CERTIFICATES OF DEPOSIT - YANKEE ++  13.1%

Abbey National Treasury Services
    1.14%, 5/21/04                                     190                  190

Credit Agricole Indosuez
    1.10%, 4/14/04                                     500                  500

Fortis Bank
    1.12%, 6/28/04                                     300                  300

    1.15%, 5/24/04                                     250                  250

Nordea Bank Finland,
    1.305%, 4/13/04                                    200                  200

Rabobank Nederland
    1.23%, 10/1/04                                     100                  100

  VR, 1.0275%, 6/9/04                                  500                  500

Svenska Handelsbanken,
    1.10%, 1/27/04                                     200                  200

Toronto-Dominion Bank
    1.10%, 4/9/04                                      400                  400

    1.38%, 8/27/04                                     175                  175

Total Certificates of Deposit - Yankee ++
(Cost  $2,815)                                                            2,815

COMMERCIAL PAPER  49.8%

ABN AMRO North America Finance
    1.10%, 2/3/04                                      100                  100

    1.10%, 1/14/04                                     250                  250

Alliance & Leicester, 4(2),
    1.09%, 2/17/04                                     400                  399

Alpine Securitization
  4(2)
    1.10%, 1/6/04                                      400                  400

    1.15%, 2/20/04                                     350                  349

CBA (Delaware) Finance,
    1.15%, 2/20/04                                     500                  499

Citibank Credit Card Issuance Trust, 4(2)
    1.09%, 1/30/04                                     500                  499

Danske Bank
    1.10%, 2/13/04                                     113                  113

    1.12%, 1/12/04                                     100                  100

Delaware Funding, 4(2),
    1.09%, 1/14/04                                     350                  350

Dexia (Delaware), 1.12%, 2/23/04                       675                  674

Discover Card Master Trust, 4(2)
    1.10%, 1/16/04                                     250                  250

FCAR Owner Trust, VR,
    1.12%, 2/17/04                                     900                  899

Ford Credit Floorplan Master
  Owner Trust, 4(2)
    1.12%, 3/19/04                                     845                  843

Grampian Funding, 4(2)
    1.15%, 4/14/04                                     400                  399

K2 (USA), 1.12%, 4/26/04                               250                  249

Lloyds TSB Bank
    1.11%, 3/9/04                                      100                  100

    1.11%, 3/9/04                                      120                  120

    1.15%, 2/26/04                                     310                  309

MBNA Master Credit Card Trust II, 4(2)
    1.10%, 3/18/04                                     855                  853

Motiva Enterprises, 0.94%, 1/2/04                      405                  405

Paradigm Funding, 4(2),
    1.10%, 1/9/04                                      250                  250

Park Avenue Receivables, 4(2)
    1.09%, 1/15/04                                     500                  500

San Paolo United States Financial
    1.12%, 7/1/04                                      100                   99

Shell Finance, 1.10%, 3/16/04                          400                  399

Sigma Finance, 1.13%, 3/11/04                          500                  499

Westpac Capital, 1.13%, 7/1/04                         200                  199

Yale University, 1.13%, 2/12/04                        550                  549

Total Commercial Paper (Cost  $10,655)                                   10,655


FOREIGN GOVERNMENT AND MUNICIPALITIES  6.8%

CDC Commercial Paper, 4(2)
    1.07%, 1/22/04                                     800                  800

European Investment Bank
    1.07%, 2/2/04                                      500                  500

KFW International Finance, 4(2)
    1.317%, 10/6/04                                    150                  148

Total Foreign Government
and Municipalities (Cost  $1,448)                                         1,448

MEDIUM-TERM NOTES  11.7%

Bank of America, 6.625%, 6/15/04                       300                  308

Deutsche Bank Finance
  VR, 1.2125%, 1/6/04                                  555                  555

First Union, 7.10%, 8/15/04                            100                  103

GE Capital
  5.375%, 4/23/04                                      250                  253

  VR, 1.23%, 10/17/07                                  100                  100

  VR, 1.25%, 5/10/04                                   100                  100

Goldman Sachs Group, 144A, VR
    1.17%, 1/5/04                                      500                  500

Grand Metropolitan Investment
    Zero Coupon, 1/6/04                                185                  185

Wal-Mart Stores, 5.199%, 6/1/04                        400                  407

Total Medium-Term Notes (Cost  $2,511)                                    2,511

MUNICIPAL SECURITIES  9.3%

Salt River Project Agricultural
  Improvement & Power
  TECP, 1.10%, 1/13/04                                 500                  500

Texas, GO, VRDN (Currently 1.20%)                      685                  685

Univ. of Texas
  TECP, 1.10%, 1/8 - 1/12/04                           800                  800

Total Municipal Securities (Cost  $1,985)                                 1,985

U.S. GOVERNMENT AGENCY OBLIGATIONS +/- 0.7%

Federal Home Loan Banks
    1.00%, 7/20/04                                     150                  150

Total U.S. Government Obligations
(Cost  $150)                                                                150

Total Investments in Securities
98.4% of Net Assets (Cost $21,064)                                      $21,064

ss.  Denominated in U.S. Dollar unless otherwise noted

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $500,000 and represents 2.3% of net assets

4(2) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors"--total of such securities at period-end amounts to $6,040,000 and represents 28.2% of net assets

*    Domestic certificates of deposit are issued by domestic branches of U.S.
     banks

++   Yankee certificates of deposit are issued by U.S. branches of foreign banks

+/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government

GO   General Obligation

TECP Tax-Exempt Commercial Paper

VR   Variable Rate

VRDN Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

T. Rowe Price Prime Reserve Portfolio

Certified Annual Report

December 31, 2003

($ 000s)

Assets

Investments in securities, at value
(cost $21,064)                                             $             21,064

Other assets                                                                362

Total assets                                                             21,426

Liabilities

Total liabilities                                                            22

NET ASSETS                                                 $             21,404
                                                           --------------------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $                  5

Paid-in-capital applicable to
21,398,414 shares of $0.0001
par value capital stock outstanding;
1,000,000,000 shares of the
Corporation authorized                                                   21,399

NET ASSETS                                                 $             21,404
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               1.00
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations

T. Rowe Price Prime Reserve Portfolio

Certified Annual Report

($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03
Investment Income (Loss)

Interest income                                            $                302

Investment management and
administrative expense                                                      134

Net investment income (loss)                                                168


INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $                168
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

T. Rowe Price Prime Reserve Portfolio

Certified Annual Report

($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $           168      $           371

Distributions to shareholders
  Net investment income                               (168)                (371)

Capital share transactions *
  Shares sold                                       17,545               24,554

  Distributions reinvested                             168                  370

  Shares redeemed                                  (21,937)             (25,298)

  Increase (decrease) in net assets from capital
  share transactions                                (4,224)                (374)

Net Assets

Increase (decrease) during period                   (4,224)                (374)

Beginning of period                                 25,628               26,002

End of period                              $        21,404      $        25,628
                                           -------------------------------------

*Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price Prime Reserve Portfolio

Certified Annual Report

December 31, 2003


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Prime Reserve Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 31, 1996. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $168,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:

Undistributed ordinary income                              $              5,000

Paid-in capital                                                      21,399,000

Net assets                                                 $         21,404,000
                                                           --------------------

At December 31, 2003, the cost of investments for federal income tax purposes was $21,064,000.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.55% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2003, $17,000 was payable under the agreement.

T. Rowe Price Prime Reserve Portfolio

Certified Annual Report

Report of Independent Auditors

To The Board of Directors and Shareholders of T. Rowe Price Fixed Income Series, Inc. and Shareholders of T. Rowe Price Prime Reserve Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Prime Reserve Portfolio (one of the portfolios comprising T. Rowe Price Fixed Income Series, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Prime Reserve Portfolio

Certified Annual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Prime Reserve Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Prime Reserve Portfolio

Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------
Anthony W. Deering
(1/28/45)
1994
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)
--------------------------------------------------------------------------------
Donald W. Dick, Jr.
(1/27/43)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------
David K. Fagin
(4/9/38)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------
Karen N. Horn (9/21/43) 2003 Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company
--------------------------------------------------------------------------------
F. Pierce Linaweaver (8/22/34) 1994 President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------
John G. Schreiber (10/21/46) 1994 Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------
Hubert D. Vos** (8/2/33) 2001 Owner/President, Stonington Capital Corp., a private investment company
--------------------------------------------------------------------------------
Paul M. Wythes** (6/23/33) 2001 Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.
--------------------------------------------------------------------------------
* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**Retired from Board of Directors effective December 31, 2003.
--------------------------------------------------------------------------------

T. Rowe Price Prime Reserve Portfolio

Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------
William T. Reynolds, CFA, CIC
(5/26/48)
1997
[37]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited
--------------------------------------------------------------------------------
James S. Riepe
(6/25/43)
1994
[107]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services,
Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Fixed Income Series
--------------------------------------------------------------------------------
M. David Testa, CFA, CIC
(4/22/44)
1997
[107]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited
and T. Rowe Price Global Investment Services Limited; Director and Vice President, T. Rowe Price Trust Company
--------------------------------------------------------------------------------
*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)
--------------------------------------------------------------------------------
Stephen V. Booth (6/21/61)
Vice President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Steven G. Brooks, CFA (8/5/54)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Brian E. Burns (10/6/60)
Vice President, Fixed Income Series
Assistant Vice President, T. Rowe Price
--------------------------------------------------------------------------------
Jennifer A. Callaghan (5/6/69)
Vice President, Fixed Income Series
Assistant Vice President, T. Rowe Price
--------------------------------------------------------------------------------
Joseph A. Carrier (12/30/60)
Treasurer, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------
Patrick S. Cassidy, CFA (8/27/64)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Roger L. Fiery III, CPA (2/10/59)
Vice President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Mark S. Finn, CFA, CPA (1/14/63)
Vice President, Fixed Income Series
Vice President, T. Rowe Price
--------------------------------------------------------------------------------
Alisa Fiumara, CFA (2/7/74)
Vice President, Fixed Income Series
Employee, T. Rowe Price; formerly Associate Analyst, Legg Mason
(to 2000)
--------------------------------------------------------------------------------
Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Prime Reserve Portfolio

Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)
--------------------------------------------------------------------------------
Gregory S. Golczewski (1/15/66)
Vice President, Fixed Income Series
Vice President, T. Rowe Price
--------------------------------------------------------------------------------
Charles B. Hill, CFA (9/22/61)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Henry H. Hopkins (12/23/42)
Vice President, Fixed Income Series
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company; Vice President, T. Rowe Price, T. Rowe Price International,
Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------
Alan D. Levenson, PhD (7/17/58)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Patricia B. Lippert (1/12/53)
Secretary, Fixed Income Series
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------
Joseph K. Lynagh, CFA (6/9/58)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
James M. McDonald (9/29/49)
Executive Vice President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Cheryl A. Mickel, CFA (1/11/67)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Mary J. Miller, CFA (7/19/55)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Joan R. Potee (11/23/47)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Robert M. Rubino, CFA (8/2/53)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Mark J. Vaselkiv (7/22/58)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Lea C. Ward (6/5/68)
Vice President, Fixed Income Series
Assistant Vice President, T. Rowe Price; formerly Customer Finance Analyst, Lucent Technologies (to 2000)
--------------------------------------------------------------------------------
Edward A. Wiese, CFA (4/12/59)
President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Vice President, Director, and Chief Investment Officer, T. Rowe Price Savings Bank
--------------------------------------------------------------------------------
Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $7,193                $8,816
     Audit-Related Fees                         448                    --
     Tax Fees                                 1,868                 2,135
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004